Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0002115119
Registrant Name	Columbia Financial, Inc./MD/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES